Concentrations of Risk (Tables)	12 Months Ended
Jun. 30, 2025
Concentrations of Risk [Abstract]
Schedule of Customer and Supplier Concentrations

Accounts receivables due from one major customer as of June 30, 2025, 2024 and 2023.

	June 30, 2025		June 30, 2024
Customers	Amount $	%	Amount $	%
A	157,843	51.80%	148,439	55.3%

Major suppliers representing more than 10% of the Company’s costs of revenue.

	For the year ended
	June 30, 2025		June 30, 2024		June 30, 2023
Suppliers	Amount $	%	Amount $	%	Amount $	%
A	690,842	25.1%	609,934	36.1%	294,557	20.3%
B	522,897	19.0%	450,125	26.7%	559,341	38.5%
C (Related Party)	287,182	10.4%	188,859	11.2%	165,902	11.4%
Total	1,500,921	54.5%	1,248,918	74.0%	1,019,800	70.2%

Major suppliers of the Company’s accounts payables

	June 30, 2025		June 30, 2024
Suppliers	Amount $	%	Amount $	%
A	—	—	—	—
B	21,550	56.7%	1,213	3.3%
C (Related Party)	—	—	—	—
Total	21,550	56.7%	1,213	3.3%